SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option [Member]
Stock Outstanding	92,166
Stock Exercisable	92,166
Exercise Price 1 [Member] | Share-Based Payment Arrangement, Option [Member]
Stock Outstanding	44,368
Weighted Avg. Remaining Life	5 years 3 months 3 days
Stock Exercisable	44,368
Exercise Price 1 [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 23.00
Exercise Price 1 [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 75.00
Exercise Price 2 [Member] | Share-Based Payment Arrangement, Option [Member]
Stock Outstanding	6,476
Weighted Avg. Remaining Life	4 years 3 months 3 days
Stock Exercisable	6,476
Exercise Price 2 [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 75.01
Exercise Price 2 [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 150.00
Exercise Price 3 [Member] | Share-Based Payment Arrangement, Option [Member]
Stock Outstanding	6,079
Weighted Avg. Remaining Life	3 years 8 months 4 days
Stock Exercisable	6,079
Exercise Price 3 [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 150.01
Exercise Price 3 [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 225.00
Exercise Price 4 [Member] | Share-Based Payment Arrangement, Option [Member]
Stock Outstanding	33,133
Weighted Avg. Remaining Life	3 years 8 months 12 days
Stock Exercisable	33,133
Exercise Price 4 [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 225.01
Exercise Price 4 [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 300.00
Exercise Price 5 [Member] | Share-Based Payment Arrangement, Option [Member]
Stock Outstanding	2,110
Weighted Avg. Remaining Life	3 years 7 months 6 days
Stock Exercisable	2,110
Exercise Price 5 [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 300.01
Exercise Price 5 [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 600.00
Warrant [Member]
Stock Outstanding	9,757,710
Weighted Avg. Remaining Life	4 years 1 month 20 days
Stock Exercisable	9,757,710
Warrant [Member] | Exercise Price 1 [Member]
Exercise Price | $ / shares	$ 0.12
Stock Outstanding	834
Weighted Avg. Remaining Life	29 days
Stock Exercisable	834
Warrant [Member] | Exercise Price 2 [Member]
Stock Outstanding	9,756,876
Weighted Avg. Remaining Life	4 years 1 month 20 days
Stock Exercisable	9,756,876
Warrant [Member] | Exercise Price 2 [Member] | Minimum [Member]
Exercise Price | $ / shares	$ 5.50
Warrant [Member] | Exercise Price 2 [Member] | Maximum [Member]
Exercise Price | $ / shares	$ 7.5282